STOCK OPTIONS (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Outstanding, Beginning balance (in shares)	4,674,628	3,646,870	3,646,870	2,612,500
Number of shares, Granted (in shares)	1,476,395		1,097,758	1,034,370
Number of shares, Exercised (in shares)		(70,000)	(70,000)	0
Number of shares, Forfeited (in shares)	(140,000)		0	0
Number of shares, Outstanding, Ending balance (in shares)	6,011,023		4,674,628	3,646,870
Number of shares, Exercisable (in shares)	5,882,935		4,477,378
Weighted average exercise price, Outstanding at beginning of the period (in dollars per share)	$ 1.79	$ 1.60	$ 1.60	$ 1.47
Weighted Average Exercise Price, Granted (in dollars per share)	$ 2.04		$ 2.33	$ 1.94
Weighted Average Exercise Price, Exercised (in dollars per share)			$ 0.50	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per share)	$ 2.80		$ 0	$ 0
Weighted Average Exercise Price, Outstanding at end of the period (in dollars per share)	$ 1.83		$ 1.79	$ 1.60
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.83		$ 1.75
Weighted Average Remaining Contractual Term, Outstanding	4 years 2 months 12 days		4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 12 days		4 years 3 months 18 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 462.0		$ 2,138,000
Aggregate intrinsic value, Exercisable (in dollars)	$ 462.0		$ 2,138,000